Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free NY Municipals))	0 Months Ended
Jan. 27, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years	2.47%
Class A
Average Annual Return:
1 Year	7.71%
5 Years	1.65%
10 Years	4.25%
Inception Date	Aug. 16, 1984
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.71%
5 Years	1.65%
10 Years	4.25%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	7.30%
5 Years	2.12%
10 Years	4.39%
Class B
Average Annual Return:
1 Year	7.17%
5 Years	1.45%
10 Years	4.28%
Inception Date	Mar. 01, 1993
Class C
Average Annual Return:
1 Year	11.30%
5 Years	1.85%
10 Years	3.95%
Inception Date	Aug. 29, 1995